OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Other Current Assets	$ 8,177,203	$ 9,105,457	$ 18,913,039
Total Other Current Assets		17,374,997	32,302,547
Other Current Assets [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Investments	3,036,791	3,786,791	13,018,791
Excise Tax Receivable		5,254,595	5,721,945
Note Receivable (1)	1,670,038
Other Current Assets	3,470,374	64,071	172,303
Total Other Current Assets	$ 8,177,203	$ 9,105,457	$ 18,913,039